INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
As of December 31, 2022, 2021 and 2020, the Company had the following participation in investments that are recorded using the equity method:

	2022	2021	2020
River Box Holding Inc.	49.90%	49.90%	49.90%
SFL Deepwater Ltd	*	*	*
SFL Hercules Ltd	*	*	100.00%
SFL Linus Ltd	*	*	*

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	River Box
(in thousands of $)	2022	2021
Share presented	49.90%	49.90%
Current assets	15,186	13,987
Non-current assets	234,572	247,361
Total assets	249,758	261,348
Current liabilities	14,267	13,242
Non-current liabilities (1)	218,944	231,471
Total liabilities	233,211	244,713
Total stockholders' equity (2)	16,547	16,635
(1)River Box non-current liabilities as of December 31, 2022, include $45.0 million due to SFL (2021: $45.0 million). (See Note 26: Related Party Transactions).
(2)In the year ended December 31, 2022, River Box paid a dividend of $2.9 million to the Company (2021: $2.2 million).
Summarized statement of operations information of the Company's equity method investees is shown below.

Year ended December 31, 2022
(in thousands of $)	River Box
Operating revenues	19,269
Net operating revenues	19,248
Net income (3)	2,833

	Year ended December 31, 2021
(in thousands of $)	River Box	SFL Hercules	TOTAL
Operating revenues	20,115	13,753	33,868
Net operating revenues	20,094	6,558	26,652
Net income (3)	3,267	927	4,194

	Year ended December 31, 2020
(in thousands of $)	SFL Deepwater	SFL Hercules	SFL Linus	TOTAL
Operating revenues	11,835	15,072	18,666	45,573
Net operating revenues	11,892	15,050	18,590	45,532
Net income (3)	(6,002)	3,827	6,461	4,286

(3)The net income of River Box for the year ended December 31, 2022, includes interest payable to SFL amounting to $4.6 million. The net income of River Box and SFL Hercules for the year ended December 31, 2021, includes interest payable to SFL amounting to $4.6 million and $2.4 million respectively. The net income of River Box, SFL Deepwater, SFL Hercules and SFL Linus for 2020 includes interest payable to SFL amounting to $0.0 million, $3.8 million, $3.6 million, and $4.5 million, respectively. (See Note 26: Related Party Transactions).

Movement in allowance for expected credit losses
Movements in the year ended December 31, 2022, in the allowance for expected credit losses can be summarized as follows:

As of December 31, 2022
(in thousands of $)	River Box
Share presented	49.90%
Balance as of December 31, 2021	396
Allowance recorded in net income of associated company	(18)
Balance as of December 31, 2022	378